S000077299 [Member] Average Annual Total Returns	12 Months Ended	23 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	1.71%	[1]
Performance Inception Date		Jan. 19, 2023
ICE BofA U.S. Treasury Bill Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.29%	5.23%	[1]
Performance Inception Date		Jan. 19, 2023
-
Prospectus [Line Items]
Average Annual Return, Percent	5.91%	5.83%	[1]
Performance Inception Date		Jan. 19, 2023
- | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.61%	3.58%	[1]
Performance Inception Date		Jan. 19, 2023
- | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.46%	3.49%	[1]
Performance Inception Date		Jan. 19, 2023

[1]	Since inception January 19, 2023.